FI - Roll-forward of liabilities measured at fair value on recurring basis (Details 5) - Recurring basis - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		SFr 474	SFr 453
Transfers in, liabilities		0	0
Transfers out, liabilities		0	0
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		0	0
Settlements, liabilities		(27)	0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0	0
Gain (loss) on all other activity included in trading revenues, liabilities		35	31
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		(22)	32
Foreign currency translation impact, liabilities		(27)	(21)
Balance at end of period, liabilities	SFr 433	433	495
Due to banks and customer deposits | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		9	31
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		1	30
Transfers in, liabilities		0	0
Transfers out, liabilities		0	0
Purchases, liabilities		173	0
Sales, liabilities		(1)	(26)
Issuances, liabilities		0	0
Settlements, liabilities		0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0	0
Gain (loss) on all other activity included in trading revenues, liabilities		0	0
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		(3)	0
Balance at end of period, liabilities	170	170	4
Obligation to return securities received as collateral | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0	0
Trading liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		3,854	3,589
Transfers in, liabilities		513	195
Transfers out, liabilities		(904)	(405)
Purchases, liabilities		210	388
Sales, liabilities		(195)	(402)
Issuances, liabilities		1,602	1,091
Settlements, liabilities		(1,276)	(1,483)
Gain (loss) on transfers in/out included in trading revenues, liabilities		184	81
Gain (loss) on all other activity included in trading revenues, liabilities		(151)	400
Gain (loss) on transfers in/out included in other revenues, liabilities		(5)	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		(105)	(35)
Balance at end of period, liabilities	3,727	3,727	3,419
Trading liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		577	594
Trading liabilities | Debt securities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities			25
Transfers in, liabilities			9
Transfers out, liabilities			(8)
Purchases, liabilities			12
Sales, liabilities			(32)
Issuances, liabilities			0
Settlements, liabilities			0
Gain (loss) on transfers in/out included in trading revenues, liabilities			0
Gain (loss) on all other activity included in trading revenues, liabilities			0
Gain (loss) on transfers in/out included in other revenues, liabilities			0
Gain (loss) on all other activity included in other revenues, liabilities			0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities			0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities			0
Foreign currency translation impact, liabilities			0
Balance at end of period, liabilities			6
Trading liabilities | Debt securities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses			0
Trading liabilities | Equity securities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		53	37
Transfers in, liabilities		16	9
Transfers out, liabilities		0	0
Purchases, liabilities		207	376
Sales, liabilities		(189)	(368)
Issuances, liabilities		0	0
Settlements, liabilities		0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0	0
Gain (loss) on all other activity included in trading revenues, liabilities		(15)	(1)
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		(2)	0
Balance at end of period, liabilities	70	70	53
Trading liabilities | Equity securities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0	0
Trading liabilities | Derivative instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		3,801	3,527
Transfers in, liabilities		497	177
Transfers out, liabilities		(904)	(397)
Purchases, liabilities		0	0
Sales, liabilities		(3)	(2)
Issuances, liabilities		1,602	1,091
Settlements, liabilities		(1,276)	(1,483)
Gain (loss) on transfers in/out included in trading revenues, liabilities		184	81
Gain (loss) on all other activity included in trading revenues, liabilities		(136)	401
Gain (loss) on transfers in/out included in other revenues, liabilities		(5)	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		(103)	(35)
Balance at end of period, liabilities	3,657	3,657	3,360
Trading liabilities | Derivative instruments | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		575	594
Trading liabilities | Derivative instruments | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		167	189
Transfers in, liabilities		37	5
Transfers out, liabilities		(37)	(2)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		16	21
Settlements, liabilities		(25)	(17)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(1)	0
Gain (loss) on all other activity included in trading revenues, liabilities		64	23
Gain (loss) on transfers in/out included in other revenues, liabilities		(5)	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		(5)	(3)
Balance at end of period, liabilities	211	211	216
Trading liabilities | Derivative instruments | Interest rate derivatives | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		84	28
Trading liabilities | Derivative instruments | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		98	160
Transfers in, liabilities		2	14
Transfers out, liabilities		(1)	(10)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		10	2
Settlements, liabilities		(56)	(24)
Gain (loss) on transfers in/out included in trading revenues, liabilities		0	(1)
Gain (loss) on all other activity included in trading revenues, liabilities		42	(9)
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		(3)	1
Balance at end of period, liabilities	92	92	133
Trading liabilities | Derivative instruments | Foreign exchange derivatives | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		47	(12)
Trading liabilities | Derivative instruments | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		1,921	1,500
Transfers in, liabilities		126	77
Transfers out, liabilities		(493)	(303)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		585	380
Settlements, liabilities		(486)	(504)
Gain (loss) on transfers in/out included in trading revenues, liabilities		69	78
Gain (loss) on all other activity included in trading revenues, liabilities		(262)	239
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		(59)	(18)
Balance at end of period, liabilities	1,401	1,401	1,449
Trading liabilities | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		274	539
Trading liabilities | Derivative instruments | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		1,211	1,140
Transfers in, liabilities		333	81
Transfers out, liabilities		(373)	(81)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		896	551
Settlements, liabilities		(574)	(782)
Gain (loss) on transfers in/out included in trading revenues, liabilities		117	4
Gain (loss) on all other activity included in trading revenues, liabilities		(21)	195
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		(31)	(11)
Balance at end of period, liabilities	1,558	1,558	1,097
Trading liabilities | Derivative instruments | Credit derivatives | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		135	54
Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		997	784
Transfers in, liabilities		52	122
Transfers out, liabilities		(200)	(178)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		470	789
Settlements, liabilities		(706)	(686)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(2)	6
Gain (loss) on all other activity included in trading revenues, liabilities		(118)	175
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		(13)	(15)
Balance at end of period, liabilities	480	480	997
Short-term borrowings | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(40)	44
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		12,610	12,665
Transfers in, liabilities		1,843	2,104
Transfers out, liabilities		(5,514)	(2,607)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		4,294	2,730
Settlements, liabilities		(3,614)	(2,387)
Gain (loss) on transfers in/out included in trading revenues, liabilities		461	101
Gain (loss) on all other activity included in trading revenues, liabilities		(1,241)	1,082
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		87	4
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		(166)	164
Foreign currency translation impact, liabilities		(269)	(167)
Balance at end of period, liabilities	8,491	8,491	13,689
Long-term debt | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(110)	1,085
Long-term debt | Long-term debt - of which structured notes over one year and up to two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		891	528
Transfers in, liabilities		186	315
Transfers out, liabilities		(423)	(228)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		632	544
Settlements, liabilities		(435)	(345)
Gain (loss) on transfers in/out included in trading revenues, liabilities		28	11
Gain (loss) on all other activity included in trading revenues, liabilities		(111)	58
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		1	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		5	9
Foreign currency translation impact, liabilities		(18)	(12)
Balance at end of period, liabilities	756	756	880
Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(30)	37
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		11,458	11,800
Transfers in, liabilities		707	1,774
Transfers out, liabilities		(5,077)	(2,123)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		3,631	1,974
Settlements, liabilities		(3,140)	(2,007)
Gain (loss) on transfers in/out included in trading revenues, liabilities		433	77
Gain (loss) on all other activity included in trading revenues, liabilities		(1,138)	1,006
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		87	4
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		(170)	156
Foreign currency translation impact, liabilities		(245)	(150)
Balance at end of period, liabilities	6,546	6,546	12,511
Long-term debt | Long-term debt - of which structured notes over two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(89)	1,050
Long-term debt | Long-term debt - of which high-trigger instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		5	6
Transfers in, liabilities		0	0
Transfers out, liabilities		0	0
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		0	(2)
Settlements, liabilities		5	0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0	0
Gain (loss) on all other activity included in trading revenues, liabilities		0	0
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		0	0
Balance at end of period, liabilities	0	0	4
Long-term debt | Long-term debt - of which high-trigger instruments | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0	0
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		1,385	1,341
Transfers in, liabilities		168	37
Transfers out, liabilities		(112)	(77)
Purchases, liabilities		195	35
Sales, liabilities		(227)	(57)
Issuances, liabilities		64	75
Settlements, liabilities		(289)	(285)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(27)	(6)
Gain (loss) on all other activity included in trading revenues, liabilities		(15)	32
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		86	163
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		(27)	(11)
Balance at end of period, liabilities	1,201	1,201	1,247
Other liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		43	2
Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		19,321	18,862
Transfers in, liabilities	1,231	2,576	2,458
Transfers out, liabilities	5,698	(6,730)	(3,267)
Purchases, liabilities		578	423
Sales, liabilities		(423)	(485)
Issuances, liabilities		6,430	4,685
Settlements, liabilities		(5,912)	(4,841)
Gain (loss) on transfers in/out included in trading revenues, liabilities		616	182
Gain (loss) on all other activity included in trading revenues, liabilities		(1,490)	1,720
Gain (loss) on transfers in/out included in other revenues, liabilities		(5)	0
Gain (loss) on all other activity included in other revenues, liabilities		86	163
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		87	4
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		(188)	196
Foreign currency translation impact, liabilities		(444)	(249)
Balance at end of period, liabilities	14,502	14,502	19,851
Liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		479	1,756
Bank | Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		474	453
Transfers in, liabilities		0	0
Transfers out, liabilities		0	0
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		0	0
Settlements, liabilities		(27)	0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0	0
Gain (loss) on all other activity included in trading revenues, liabilities		35	31
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		(22)	32
Foreign currency translation impact, liabilities		(27)	(21)
Balance at end of period, liabilities	433	433	495
Bank | Due to banks and customer deposits | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		9	31
Bank | Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		1	30
Transfers in, liabilities		0	0
Transfers out, liabilities		0	0
Purchases, liabilities		173	0
Sales, liabilities		(1)	(26)
Issuances, liabilities		0	0
Settlements, liabilities		0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0	0
Gain (loss) on all other activity included in trading revenues, liabilities		0	0
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		(3)	0
Balance at end of period, liabilities	170	170	4
Bank | Obligation to return securities received as collateral | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0	0
Bank | Trading liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		3,854	3,589
Transfers in, liabilities		513	195
Transfers out, liabilities		(904)	(405)
Purchases, liabilities		210	388
Sales, liabilities		(195)	(402)
Issuances, liabilities		1,602	1,091
Settlements, liabilities		(1,276)	(1,483)
Gain (loss) on transfers in/out included in trading revenues, liabilities		184	81
Gain (loss) on all other activity included in trading revenues, liabilities		(151)	400
Gain (loss) on transfers in/out included in other revenues, liabilities		(5)	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		(105)	(35)
Balance at end of period, liabilities	3,727	3,727	3,419
Bank | Trading liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		577	594
Bank | Trading liabilities | Debt securities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities			25
Transfers in, liabilities			9
Transfers out, liabilities			(8)
Purchases, liabilities			12
Sales, liabilities			(32)
Issuances, liabilities			0
Settlements, liabilities			0
Gain (loss) on transfers in/out included in trading revenues, liabilities			0
Gain (loss) on all other activity included in trading revenues, liabilities			0
Gain (loss) on transfers in/out included in other revenues, liabilities			0
Gain (loss) on all other activity included in other revenues, liabilities			0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities			0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities			0
Foreign currency translation impact, liabilities			0
Balance at end of period, liabilities			6
Bank | Trading liabilities | Debt securities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses			0
Bank | Trading liabilities | Equity securities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		53	37
Transfers in, liabilities		16	9
Transfers out, liabilities		0	0
Purchases, liabilities		207	376
Sales, liabilities		(189)	(368)
Issuances, liabilities		0	0
Settlements, liabilities		0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0	0
Gain (loss) on all other activity included in trading revenues, liabilities		(15)	(1)
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		(2)	0
Balance at end of period, liabilities	70	70	53
Bank | Trading liabilities | Equity securities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0	0
Bank | Trading liabilities | Derivative instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		3,801	3,527
Transfers in, liabilities		497	177
Transfers out, liabilities		(904)	(397)
Purchases, liabilities		0	0
Sales, liabilities		(3)	(2)
Issuances, liabilities		1,602	1,091
Settlements, liabilities		(1,276)	(1,483)
Gain (loss) on transfers in/out included in trading revenues, liabilities		184	81
Gain (loss) on all other activity included in trading revenues, liabilities		(136)	401
Gain (loss) on transfers in/out included in other revenues, liabilities		(5)	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		(103)	(35)
Balance at end of period, liabilities	3,657	3,657	3,360
Bank | Trading liabilities | Derivative instruments | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		575	594
Bank | Trading liabilities | Derivative instruments | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		167	189
Transfers in, liabilities		37	5
Transfers out, liabilities		(37)	(2)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		16	21
Settlements, liabilities		(25)	(17)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(1)	0
Gain (loss) on all other activity included in trading revenues, liabilities		64	23
Gain (loss) on transfers in/out included in other revenues, liabilities		(5)	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		(5)	(3)
Balance at end of period, liabilities	211	211	216
Bank | Trading liabilities | Derivative instruments | Interest rate derivatives | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		84	28
Bank | Trading liabilities | Derivative instruments | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		98	160
Transfers in, liabilities		2	14
Transfers out, liabilities		(1)	(10)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		10	2
Settlements, liabilities		(56)	(24)
Gain (loss) on transfers in/out included in trading revenues, liabilities		0	(1)
Gain (loss) on all other activity included in trading revenues, liabilities		42	(9)
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		(3)	1
Balance at end of period, liabilities	92	92	133
Bank | Trading liabilities | Derivative instruments | Foreign exchange derivatives | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		47	(12)
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		1,921	1,500
Transfers in, liabilities		126	77
Transfers out, liabilities		(493)	(303)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		585	380
Settlements, liabilities		(486)	(504)
Gain (loss) on transfers in/out included in trading revenues, liabilities		69	78
Gain (loss) on all other activity included in trading revenues, liabilities		(262)	239
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		(59)	(18)
Balance at end of period, liabilities	1,401	1,401	1,449
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		274	539
Bank | Trading liabilities | Derivative instruments | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		1,211	1,140
Transfers in, liabilities		333	81
Transfers out, liabilities		(373)	(81)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		896	551
Settlements, liabilities		(574)	(782)
Gain (loss) on transfers in/out included in trading revenues, liabilities		117	4
Gain (loss) on all other activity included in trading revenues, liabilities		(21)	195
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		(31)	(11)
Balance at end of period, liabilities	1,558	1,558	1,097
Bank | Trading liabilities | Derivative instruments | Credit derivatives | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		135	54
Bank | Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		997	784
Transfers in, liabilities		52	122
Transfers out, liabilities		(200)	(178)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		470	789
Settlements, liabilities		(706)	(686)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(2)	6
Gain (loss) on all other activity included in trading revenues, liabilities		(118)	175
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		(13)	(15)
Balance at end of period, liabilities	480	480	997
Bank | Short-term borrowings | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(40)	44
Bank | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		12,749	12,671
Transfers in, liabilities		1,720	2,104
Transfers out, liabilities		(5,514)	(2,483)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		4,294	2,754
Settlements, liabilities		(3,614)	(2,387)
Gain (loss) on transfers in/out included in trading revenues, liabilities		461	101
Gain (loss) on all other activity included in trading revenues, liabilities		(1,241)	1,067
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		87	4
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		(165)	164
Foreign currency translation impact, liabilities		(272)	(169)
Balance at end of period, liabilities	8,505	8,505	13,826
Bank | Long-term debt | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(107)	1,085
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		891	528
Transfers in, liabilities		186	315
Transfers out, liabilities		(423)	(228)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		632	544
Settlements, liabilities		(435)	(345)
Gain (loss) on transfers in/out included in trading revenues, liabilities		28	11
Gain (loss) on all other activity included in trading revenues, liabilities		(111)	58
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		1	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		5	9
Foreign currency translation impact, liabilities		(18)	(12)
Balance at end of period, liabilities	756	756	880
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(30)	37
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		11,458	11,800
Transfers in, liabilities		707	1,774
Transfers out, liabilities		(5,077)	(2,123)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		3,631	1,974
Settlements, liabilities		(3,140)	(2,007)
Gain (loss) on transfers in/out included in trading revenues, liabilities		433	77
Gain (loss) on all other activity included in trading revenues, liabilities		(1,138)	1,006
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		87	4
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		(170)	156
Foreign currency translation impact, liabilities		(245)	(150)
Balance at end of period, liabilities	6,546	6,546	12,511
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(89)	1,050
Bank | Long-term debt | Long-term debt - of which high-trigger instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		5	6
Transfers in, liabilities		0	0
Transfers out, liabilities		0	0
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		0	(1)
Settlements, liabilities		5	0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0	0
Gain (loss) on all other activity included in trading revenues, liabilities		0	0
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		0	0
Balance at end of period, liabilities	0	0	5
Bank | Long-term debt | Long-term debt - of which high-trigger instruments | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0	0
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		34
Transfers in, liabilities		617
Transfers out, liabilities		(11)
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		31
Settlements, liabilities		(21)
Gain (loss) on transfers in/out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		5
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0
Foreign currency translation impact, liabilities		0
Balance at end of period, liabilities	655	655
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		5
Bank | Long-term debt | Long-term debt - of which other subordinated bonds
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		140
Transfers in, liabilities		210
Transfers out, liabilities		0
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		0
Settlements, liabilities		0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		(1)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0
Foreign currency translation impact, liabilities		(4)
Balance at end of period, liabilities	345	345
Bank | Long-term debt | Long-term debt - of which other subordinated bonds | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		3
Bank | Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		1,367	1,327
Transfers in, liabilities		168	37
Transfers out, liabilities		(112)	(77)
Purchases, liabilities		195	35
Sales, liabilities		(227)	(57)
Issuances, liabilities		64	75
Settlements, liabilities		(283)	(280)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(27)	(6)
Gain (loss) on all other activity included in trading revenues, liabilities		(17)	30
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		84	161
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		(27)	(11)
Balance at end of period, liabilities	1,185	1,185	1,234
Bank | Other liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		44	1
Bank | Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		19,442	18,854
Transfers in, liabilities		2,453	2,458
Transfers out, liabilities		(6,730)	(3,143)
Purchases, liabilities		578	423
Sales, liabilities		(423)	(485)
Issuances, liabilities		6,430	4,709
Settlements, liabilities		(5,906)	(4,836)
Gain (loss) on transfers in/out included in trading revenues, liabilities		616	182
Gain (loss) on all other activity included in trading revenues, liabilities		(1,492)	1,703
Gain (loss) on transfers in/out included in other revenues, liabilities		(5)	0
Gain (loss) on all other activity included in other revenues, liabilities		84	161
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		87	4
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		(187)	196
Foreign currency translation impact, liabilities		(447)	(251)
Balance at end of period, liabilities	SFr 14,500	14,500	19,975
Bank | Liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		SFr 483	SFr 1,755